Long-Term Debt - Ingrid Loan Facility (Details) - Ingrid loan facility $ in Millions	1 Months Ended
Jun. 30, 2012 USD ($) tranche
Long-Term Debt
Loan facility amount	$ 90.0
Number of tranches | tranche	2
Commercial bank loan
Long-Term Debt
Loan facility amount	$ 19.1
Commercial bank loan | London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage	2.25%
Export credit loan
Long-Term Debt
Loan facility amount	$ 42.0
Annual fixed percentage interest rate	3.85%
Bank facility fee percentage	2.50%
Export credit guarantor commission percentage	1.35%